ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF SUBSIDIARIES AND VARIABLE INTEREST ENTITY

		December 31, 2025	December 31, 2024	December 31, 2023
Entities	Subsidiaries	% owned	% owned	% owned	Location
Taoping Inc.					British Virgin Islands
Taoping Holdings Limited (THL)	Subsidiary	100%	100%	100%	British Virgin Islands
Taoping Group (China) Ltd. (IST HK)	Subsidiary	100%	100%	100%	Hong Kong, China
Information Security Tech. (China) Co., Ltd. (IST)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud)	Subsidiary	100%	100%	100%	Shenzhen, China
Information Security IoT Tech. Co., Ltd. (ISIOT)	Subsidiary	100%	100%	100%	Shenzhen, China
Biznest Internet Tech. Co., Ltd. (Biznest)	Subsidiary	100%	100%	100%	Shenzhen, China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)	Subsidiary	100%	100%	100%	Shenzhen, China
Taoping New Media Co., Ltd. (TNM)	Subsidiary	100%	100%	100%	Shenzhen, China
Taoping Digital Tech. (Jiangsu) Co., Ltd. (TDTJS)	Subsidiary	-	100%	100%	Jiangsu, China
Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT)	Subsidiary	-	-	100%	Zhenjiang, China
Taoping EP Holdings (Shenzhen) Co., Ltd. (TEPH)	Subsidiary	-	51%	51%	Shenzhen, China
Fujian Taoping Investment Co., Ltd. (FJTI)	Subsidiary	100%	100%	100%	Fujian, China
Taoping (Guangxi) EP Tech. Co., Ltd. (TPGXT)	Subsidiary	-	100%	100%	Guangxi, China
Taoping Industrial (Yunnan) Co., Ltd. (TIYN)	Subsidiary	100%	100%	-	Yunnan, China
Skyladder Group Limited (SGL)	Subsidiary	100%	-	-	Hong Kong, China
Skyladder (Tianjin) Technology Development Co., Ltd. (STTD)	Subsidiary	100%	-	-	Tianjin, China
Shenzhen Smart Skyladder IoT Co., Ltd. (SZSS)	Subsidiary	100%	-	-	Shenzhen, China
Tianjin Zeyuan Elevator Co., Ltd. (TJZY)	Subsidiary	100%	-	-	Tianjin, China
Skyladder New Century (Tianjin) IoT Technology Co., Ltd. (SNCT)	Subsidiary	100%	-	-	Tianjin, China
Tianjin Weida Elevator Co., Ltd. (TJWD)	Subsidiary	100%	-	-	Tianjin, China